Net intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Net intangible assets and goodwill	Net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2021	2020
Net intangible assets (i)
Computer software cost	$79,054	$69,999
Initial franchise fees	13,652	14,223
Reacquired franchised rights	15,403	16,884
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	110,049	103,046
Total accumulated amortization	(76,451)	(71,601)
Subtotal	33,598	31,445

Goodwill (ii)	2021	2020
Brazil	2,992	3,196
Argentina	1,276	1,276
Chile	873	1,047
Colombia	69	82
Subtotal	5,210	5,601
	$38,808	$37,046

(i)Total amortization expense for fiscal years 2021, 2020 and 2019 amounted to $10,932, $11,822 and $11,580, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $13,470 for 2022, $10,263 for 2023; $4,465 for 2024; $1,777 for 2025; $1,656 for 2026; and thereafter $1,967.
(ii)Related to the acquisition of franchised restaurants (Brazil, Argentina, Chile and Colombia) and non-controlling interests in Chile.